Segments of Business and Geographic Areas	12 Months Ended
Dec. 30, 2012
Segment Reporting [Abstract]
SEGMENTS OF BUSINESS AND GEOGRAPHIC AREAS
Segments of Business and Geographic Areas

	Sales to Customers
(Dollars in Millions)	2012	2011	2010
Consumer —
United States	$5,046	5,151	5,519
International	9,401	9,732	9,071
Total	14,447	14,883	14,590
Pharmaceutical —
United States	12,421	12,386	12,519
International	12,930	11,982	9,877
Total	25,351	24,368	22,396
Medical Devices and Diagnostics —
United States	12,363	11,371	11,412
International	15,063	14,408	13,189
Total	27,426	25,779	24,601
Worldwide total	$67,224	65,030	61,587

	Pre-Tax Profit			Identifiable Assets
(Dollars in Millions)	2012 (3)	2011 (4)	2010 (5)	2012	2011	2010
Consumer	$1,693	2,096	2,342	$24,131	24,210	23,753
Pharmaceutical	6,075	6,406	7,086	23,219	23,747	19,961
Medical Devices and Diagnostics	7,187	5,263	8,272	42,926	23,609	23,277
Total	14,955	13,765	17,700	90,276	71,566	66,991
Less: Expense not allocated to segments (1)	1,180	1,404	753
General corporate (2)				31,071	42,078	35,917
Worldwide total	$13,775	12,361	16,947	$121,347	113,644	102,908

	Additions to Property, Plant & Equipment			Depreciation and Amortization
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Consumer	$468	670	526	$575	631	532
Pharmaceutical	737	729	508	1,010	958	912
Medical Devices and Diagnostics	1,230	1,095	1,113	1,857	1,331	1,270
Segments total	2,435	2,494	2,147	3,442	2,920	2,714
General corporate	499	399	237	224	238	225
Worldwide total	$2,934	2,893	2,384	$3,666	3,158	2,939

	Sales to Customers			Long-Lived Assets (6)
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
United States	$29,830	28,908	29,450	$35,115	23,529	23,315
Europe	16,945	17,129	15,510	25,261	19,056	16,791
Western Hemisphere excluding U.S.	7,207	6,418	5,550	3,636	3,517	3,653
Asia-Pacific, Africa	13,242	12,575	11,077	2,362	2,163	2,089
Segments total	67,224	65,030	61,587	66,374	48,265	45,848
General corporate				899	750	715
Other non long-lived assets				54,074	64,629	56,345
Worldwide total	$67,224	65,030	61,587	$121,347	113,644	102,908

See Note 1 for a description of the segments in which the Company operates.
Export sales are not significant. In 2012, 2011 and 2010, the Company did not have a customer that represented 10% of total revenues.

(1)
Amounts not allocated to segments include interest (income) expense, noncontrolling interests and general corporate (income) expense. Includes expense of $0.2 billion and $0.5 billion of currency related expense related to the acquisition of Synthes, Inc. in 2012 and 2011, respectively.

(2)	General corporate includes cash and marketable securities.

(3)
Includes $1,218 million of net litigation expense, which includes product liability, comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.

(4)
Includes $3,310 million of net litigation expense, which includes product liability, comprised of $1,741 million and $1,569 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $656 million of net restructuring expense, comprised of $676 million expense in the Medical Devices and Diagnostics segment and a gain of $20 million in the Pharmaceutical segment. The Medical Devices and Diagnostics segment also includes $521 million expense for the cost associated with the DePuy ASR™ Hip program.

(5)
Includes $397 million of net litigation gain, which includes product liability expense, comprised of $447 million expense in the Pharmaceutical segment and a gain of $844 million in the Medical Devices and Diagnostics segment. The Medical Devices and Diagnostics segment also includes $280 million expense for the cost associated with the DePuy ASR™ Hip program.

(6)
Long-lived assets include property, plant and equipment, net for 2012, 2011 and 2010 of $16,097, $14,739 and $14,553, respectively, and intangible assets and goodwill, net for 2012, 2011 and 2010 of $51,176, $34,276 and $32,010, respectively.